Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales		₩ 12,751,894
Other sales		153,870
Purchase of material		3,913,323
Other purchases		428,940
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		2,947
Other sales		112
Purchase of material		5,487
Other purchases		19,763
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales		6,734
Other sales		712
Purchase of material		554,151
Other purchases		4
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales		14,943
Other sales		52,583
Purchase of material		79,103
Other purchases		3
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales		84,787
Other sales		53,407
Purchase of material		1,495,338
Other purchases		19,770
Company, excluding the controlling company [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 19,394	19,513	₩ 21,659
Other sales			5
Purchase of material	83	98	3,335
Other purchases	24,103	8,113	5,912
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	30,997	223,567	226,042
Other sales	53,316	13,207
Other purchases	97	49	14
Company, excluding the controlling company [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	66,075	26,288	29,330
Other sales	128
Purchase of material	2,395	3,578	21,479
Other purchases	71,421	17,985	9,494
Company, excluding the controlling company [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	25,693	42,147	288,307
Company, excluding the controlling company [member] | Noeul Green Energy [member]
Disclosure of transactions between related parties [line items]
Sales	6,444	11,863	107,268
Other purchases	587	2,178
Company, excluding the controlling company [member] | VSC POSCO Steel Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	12,504	19,404	43,650
Other sales			47
Purchase of material	2,314	188	479
Company, excluding the controlling company [member] | USS-POSCO Industries [member]
Disclosure of transactions between related parties [line items]
Sales		26,899	287,072
Other sales		107
Purchase of material	2,595	2,222	1,195
Company, excluding the controlling company [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales	239,922	241,299	157,814
Other sales	9,678
Purchase of material	346,602	101,018
Other purchases	26,324	21,154
Company, excluding the controlling company [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	46,538	38,484	61,844
Purchase of material	62,851	47,241	57,179
Company, excluding the controlling company [member] | LLP POSUK Titanium [member]
Disclosure of transactions between related parties [line items]
Purchase of material	944	3,972	14,575
Company, excluding the controlling company [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		4
Purchase of material	10,572	20,145	24,365
Company, excluding the controlling company [member] | POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	12,244	20,004	15,759
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Other sales	168
Purchase of material	15,663	21,024	13,079
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	30,417	34,088	31,711
Purchase of material	249	192	65
Company, excluding the controlling company [member] | Zhangjiagang Pohang Refractories Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			250
Other sales			14
Purchase of material		87	364
Other purchases		1,632	2,472
Company, excluding the controlling company [member] | Sebang Steel [member]
Disclosure of transactions between related parties [line items]
Sales		441
Purchase of material	13,571	23,778	26,276
Company, excluding the controlling company [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales		43,764	157,886
Purchase of material			3,535
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Other sales		99
Purchase of material	46,293	47,092	72,582
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Other sales	50,789	62,423	87,973
Company, excluding the controlling company [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	359,124	272,107	195,139
Other sales	62,375	43,126	11,184
Purchase of material	19,192	19,520	16,664
Other purchases	50,918	19,483	1,801
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	849,352	1,019,872	1,746,453
Other sales	176,454	118,962	99,223
Purchase of material	523,324	290,155	277,201
Other purchases	₩ 173,450	₩ 70,594	35,912
Company, excluding the controlling company [member] | SeAH Changwon Integrated Special Steel [member]
Disclosure of transactions between related parties [line items]
Sales			16,294
Purchase of material			22,029
Company, excluding the controlling company [member] | Posco e&c Songdo International Building [member]
Disclosure of transactions between related parties [line items]
Sales			4,245
Other purchases			16,219
Company, excluding the controlling company [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			₩ 102,183